Finance Income and Finance Expense	12 Months Ended
Dec. 31, 2021
Income Expense Gains Or Losses Of Financial Instruments [Abstract]
Finance Income and Finance Expense

6. FINANCE INCOME AND FINANCE EXPENSE

	2019	2020	2021
Net gain on conversion of convertible financial instruments	$-	$-	$64,143
Change in fair value of 2020 convertible notes (Note 17)	-	-	52,267
Change in fair value of Series B preferred shares (Note 16)	-	-	48,956
Interest Income	1,978	581	60
Foreign exchange gain	9,727	21,908	-
Other		11	-
Finance income	$11,705	$22,500	$165,426

Interest expense (cash)	$(5,749)	$(12,695)	$(29,954)
Interest expense (non-cash)	(11,044)	(18,152)	(43,939)
Lease liability interest expense (Note 24)	(396)	(751)	(2,501)
Foreign exchange loss	-	-	(14,594)
Dividend on preferred shares (Note 16)	(21,600)	(23,578)	(16,156)
Debt extinguishment fee (cash)	-	-	(3,636)
Debt extinguishment fee (non-cash)	(520)	(5,647)	(4,170)
Change in fair value of 2020 convertible notes (Note 17)	-	(102,548)	-
Change in fair value of Series B preferred shares (Note 16)	-	(9,351)	-
Change in fair value of Stock Warrants (Note 27)	-	-	(2,875)
Other	(26)	-	(109)
Finance expense	$(39,335)	$(172,722)	$(117,934)